Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	December 31, 2018	December 31, 2017
Accounts receivables	$2,953,585	$1,715,607
Allowance for doubtful accounts	(297,740)	(296,302)
	$2,655,845	$1,419,305

Schedule of allowance for doubtful accounts
	December 31, 2018	December 31, 2017
Beginning of the year	$296,302	$494,459
Recovery	-	(222,816)
Provision	17,301	-
Foreign exchange effect	(15,863)	24,659
	$297,740	$296,302